Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Receivables
4.	Other Receivables

Other receivables as of March 31, 2013 and December 31, 2012, consist of the following:

	March 31, 2013	December 31, 2012
Receivables related to the sale of New Jersey net operating losses	$—	$1,363,559
Receivables related to value added tax recovery	95,910	95,910
Receivables related to the Leukemia & Lymphoma Society funding	—	500,000
Other receivables	19,642	40,888

	$115,552	$2,000,357

3.	Other Receivables

Other receivables as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Receivables related to the sale of net operating losses	$1,363,559	$991,982
Receivables related to value added tax recovery	95,910	94,361
Receivables related to the LLS funding (see Note 11)	500,000	—
Other receivables	40,888	131,415

	$2,000,357	$1,217,758